Exhibit 99.1

WF Card Issuance Trust

WFCardSeries Monthly Noteholders’ Statement

Monthly Period: July 2026

End of Monthly Period			July 31, 2026
Interest Period	July 15, 2026	through	August 16, 2026
Distribution Date			August 17, 2026
Days in Interest Period			33

Reference is made to the Indenture (the “Indenture”), dated as of November 14,2023, and the WFCardSeries Indenture Supplement (the “Indenture Supplement”), dated as of November 14, 2023, each by and among WF Card Issuance Trust, as Issuer, U.S. Bank Trust Company, National Association, as Indenture Trustee and Note Registrar, and U.S. Bank National Association, as Bank. Terms used herein and not defined herein have the meanings ascribed to them in the Indenture and the Indenture Supplement, as applicable. Each of the Indenture and the Indenture Supplement has been included as an exhibit to a report on Form 8-K (the “Form 8-K) filed by WF Card Funding, LLC and the WF Card Issuance Trust with the Securities and Exchange Commission under Central Index Key (CIK) Nos. 0001833590 and 0001833494, respectively, on November 14, 2023.

The following computations are prepared with respect to the Transfer Date of August 14, 2026 and with respect to the performance of the Collateral during the related Monthly Period.

	Beginning	Ending
Number of Accounts (1)	3,139,041	3,131,823
Principal Receivables	$9,210,003,309.00	$9,189,623,839.98
Finance Charge Receivables	$89,172,973.78	$90,425,396.49
Discount Option Receivables	$0.00	$0.00
Total Receivables	$9,299,176,282.78	$9,280,049,236.47
Increase in Principal Receivables from Additional Accounts		$0.00
Increase in Finance Charge Receivables from Additional Accounts		$0.00
Increase in Discount Option Receivables from Additional Accounts		$0.00
Decrease in Principal Receivables due to Removed Accounts		$0.00
Decrease in Finance Charge Receivables due to Removed Accounts		$0.00
Decrease in Discount Option Receivables due to Removed Accounts		$0.00
Average Principal Receivables		$9,126,417,342.27

(1)	Accounts include certain accounts that have been closed and have a balance.

II. Transferor Interest

End of Monthly Period Excess Funding Account Balance	$0.00
End of Monthly Period Minimum Transferor Interest	$459,481,192.00
End of Monthly Period Transferor Interest	$2,689,623,839.98
Seller’s Interest percentage (2)	41.38%
E.U. Risk Retention (3)	29.27%

(2)

Seller’s Interest is calculated as End of Monthly Period Transferor Interest divided by the aggregate unpaid principal balance of the outstanding notes issued by the Issuer (including notes held for the life of such notes by Wells Fargo Bank, National Association or its wholly-owned affiliates). Wells Fargo Bank, National Association, as sponsor, currently complies with the U.S. risk retention rules through retention by WF Card Funding, LLC of a “seller’s interest,” in the form of the Transferor Interest.

(3)

E.U. Risk Retention is calculated as End of Monthly Period Transferor Interest divided by End of the Month Principal Receivables. Wells Fargo Bank, National Association, as “originator” for the purposes of the EU risk retention rules, currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by the EU risk retention rules.

III. Collections and Allocations

	Trust	Series Allocation
Principal Receivables Collections	$3,408,653,607.37	$2,405,672,145.15
Other Items		$18,533,889.28
Available Principal Amounts		$2,424,206,034.43
Finance Charge Receivables Collections Excluding Interchange and Investment Earnings	$120,741,538.76	$85,213,867.44
Discount Option Receivables Finance Charge Collections	$0.00	$0.00
Yield from Finance Charges Collected (4)	15.88%
Interchange	$67,182,291.86	$67,182,291.86
Yield from Interchange (5)	8.83%
Investment Earnings	$0.00	$0.00
Other Items		$0.00
Available Funds		$152,396,159.30
Default Amounts	$26,261,104.87	$18,533,889.28
Servicer Interchange		$4,062,500.00
Net Servicing Fee		$6,770,833.33
Total Servicing Fee	$15,210,695.57	$10,833,333.33
Weighted Average Available Funds Allocation Amount		$6,500,000,000.00
Average Principal Investor Percentage		70.5754%
Average Floating Investor Percentage		70.5754%

(4)

Yield from Finance Charges Collected is calculated as Finance Charge Receivables Collections Excluding Interchange and Investment Earnings plus Discount Option Receivables Finance Charge Collections divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

(5)	Yield from Interchange is calculated as Interchange divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

IV. End of Month Delinquencies

	Number of Accounts	Percentage of Total Number of Accounts	Total Receivables	Percentage of Total Receivables
30 to 59 Days Delinquent	5,299	0.17%	$42,639,907.76	0.46%
60 to 89 Days Delinquent	3,577	0.11%	$31,624,353.42	0.34%
90 to 119 Days Delinquent	2,916	0.09%	$27,168,045.70	0.29%
120 to 149 Days Delinquent	2,264	0.07%	$22,150,480.52	0.24%
150 to 179 Days Delinquent	2,361	0.08%	$23,801,469.60	0.26%
180 or More Days Delinquent	0	0.00%	$0.00	0.00%

Total	16,417	0.52%	$147,384,257.00	1.59%
Three-Month Average 60+ Delinquency Rate				1.13%
Does the Three-Month Average 60+ Day Delinquency Rate equal or exceed the Delinquency Trigger Rate?				N

V. Charge-Offs

Number of Accounts experiencing a Charge-Off	3,557
Default Amounts	$26,261,104.87
Less: Recovery Amounts	$4,835,649.26

Net Charge-Offs	$21,425,455.61

Average Net Charge-Off of Accounts experiencing a Charge-Off	$6,023.46

	July Monthly Period	June Monthly Period	May Monthly Period
Gross Charge-Off Rate (6)	3.45%	3.71%	3.85%
Net Charge-Off Rate (7)	2.82%	3.13%	3.31%

(6)

Gross Charge-Off Rate is calculated as Default Amounts as calculated in Section V divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

(7)

Net Charge-Off Rate is calculated as Net Charge-Offs as calculated in Section V divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

VI. WFCardSeries Performance Data

	July Monthly Period	June Monthly Period	May Monthly Period
Yield (8)	28.13%	27.69%	28.23%
Plus: Yield - Collections Of Discount Receivables	0.00%	0.00%	0.00%
Less: Investor Default Amounts	3.42%	3.68%	3.84%
(a) Portfolio Yield	24.71%	24.01%	24.39%
Weighted Average Interest Rates	4.74%	4.74%	4.74%
Plus: Servicer Interchange	0.75%	0.75%	0.75%
Plus: Net Servicing Fee	1.25%	1.25%	1.25%
(b) Base Rate	6.74%	6.74%	6.74%
Excess Available Funds Percentage	17.98%	17.27%	17.66%
Quarterly Excess Available Funds Percentage	17.63%	18.09%	19.07%

Principal Payment Rate (9)	37.01%	36.41%	37.32%

(8)	WFCardSeries Yield includes 100% allocation of gross interchange plus pro-rata (based on the applicable Floating Investor Percentage) allocation of finance charge receivables collected.
(9)

Principal Payment Rate is calculated as Principal Receivables Collections from Section III above divided by the Principal Receivables balance at the beginning of the Monthly Period. If an Account Addition or Removal occurs during the Monthly Period, a Weighted Average Principal Receivables balance is used. The weighted average is calculated using the Beginning of Period Principal Receivables balance for the number of days up to the Account Addition or Removal Date. The balance is reset to the Beginning Principal Receivables balance on the Account Addition or Removal Date plus the Principal Receivables balance for the Addition or Removal. This balance is used for the remaining days in the Monthly Period. The sum of the Principal Receivables are then divided by the days in the Monthly Period to calculate the average.

VII. Information Regarding the Current Distribution to Noteholders

Tranche	Fixed/Floating	Variable Index	Variable Index Rate	Note Interest Rate	Interest Distribution	Principal Distribution	Total Distribution
Class A
A2024-1	Fixed	N/A	N/A	4.94%	$5,145,833.33	$0.00	$5,145,833.33
A2024-2	Fixed	N/A	N/A	4.29%	$3,575,000.00	$0.00	$3,575,000.00
A2025-1	Fixed	N/A	N/A	4.34%	$5,425,000.00	$0.00	$5,425,000.00
A2026-1	Fixed	N/A	N/A	4.08%	$4,250,000.00	$0.00	$4,250,000.00

Total					$18,395,833.33	$0.00	$18,395,833.33
Class B
B2024-1	Fixed	N/A	N/A	5.27%	$1,646,875.00	$0.00	$1,646,875.00
B2025-1	Fixed	N/A	N/A	5.34%	$1,668,750.00	$0.00	$1,668,750.00

Total					$3,315,625.00	$0.00	$3,315,625.00
Class C
C2024-1	Fixed	N/A	N/A	5.81%	$1,180,156.25	$0.00	$1,180,156.25
C2025-1	Fixed	N/A	N/A	5.69%	$1,155,781.25	$0.00	$1,155,781.25

Total					$2,335,937.50	$0.00	$2,335,937.50
Class D
D2024-1	Fixed	N/A	N/A	7.51%	$821,406.25	$0.00	$821,406.25
D2025-1	Fixed	N/A	N/A	7.15%	$782,031.25	$0.00	$782,031.25

Total					$1,603,437.50	$0.00	$1,603,437.50

Total				4.74%	$25,650,833.33	$0.00	$25,650,833.33

VIII. Information Regarding the Tranches of Notes of the WFCardSeries

A. Principal Amounts as of the Distribution Date

Tranche	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Expected Principal Payment Date	Legal Final Maturity Date
Class A
A2024-1	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	02/16/2027	02/15/2029
A2024-2	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	10/15/2027	10/15/2029
A2025-1	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	05/15/2028	05/15/2030
A2026-1	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	04/16/2029	04/15/2031

Total	$5,000,000,000.00	$5,000,000,000.00	$5,000,000,000.00
Class B
B2024-1	$375,000,000.00	$375,000,000.00	$375,000,000.00	01/15/2031	01/18/2033
B2025-1	$375,000,000.00	$375,000,000.00	$375,000,000.00	05/17/2032	05/15/2034

Total	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class C
C2024-1	$243,750,000.00	$243,750,000.00	$243,750,000.00	01/15/2031	01/18/2033
C2025-1	$243,750,000.00	$243,750,000.00	$243,750,000.00	05/17/2032	05/15/2034

Total	$487,500,000.00	$487,500,000.00	$487,500,000.00
Class D
D2024-1	$131,250,000.00	$131,250,000.00	$131,250,000.00	01/15/2031	01/18/2033
D2025-1	$131,250,000.00	$131,250,000.00	$131,250,000.00	05/17/2032	05/15/2034

Total	$262,500,000.00	$262,500,000.00	$262,500,000.00

Total	$6,500,000,000.00	$6,500,000,000.00	$6,500,000,000.00

B. Nominal Liquidation Amount

Tranche	Beginning Nominal Liquidation Amount	Increases from amounts withdrawn from the Principal Funding Sub-Account in respect of Prefunding Excess Amount	Reimbursements of prior Nominal Liquidation Amount Deficits from WFCardSeries Available Funds	Increase due to additional notes issued	Reductions due to reallocations of WFCardSeries Available Principal Amounts	Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Sub-Account	Ending Nominal Liquidation Amount
Class A
A2024-1	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
A2024-2	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
A2025-1	$1,500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,500,000,000.00
A2026-1	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00

Total	$5,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$5,000,000,000.00
Class B
B2024-1	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00
B2025-1	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00

Total	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class C
C2024-1	$243,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$243,750,000.00
C2025-1	$243,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$243,750,000.00

Total	$487,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$487,500,000.00
Class D
D2024-1	$131,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$131,250,000.00
D2025-1	$131,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$131,250,000.00

Total	$262,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$262,500,000.00

Total	$6,500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$6,500,000,000.00

C. Interest Funding Sub-Accounts

Tranche	Beginning balance Interest Funding Sub-Account Balances	Note Interest accrued during the current Interest Period	Previous shortfall of targeted deposit	Targeted deposit	Actual deposit on Transfer Date	Amount withdrawn for distribution to Noteholders	Other Withdrawals	Interest Funding Sub-Account Earnings	Ending balance Interest Funding Sub-Account Balances
Class A
A2024-1	$0.00	$5,145,833.33	$0.00	$5,145,833.33	$5,145,833.33	$5,145,833.33	$0.00	$0.00	$0.00
A2024-2	$0.00	$3,575,000.00	$0.00	$3,575,000.00	$3,575,000.00	$3,575,000.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$5,425,000.00	$0.00	$5,425,000.00	$5,425,000.00	$5,425,000.00	$0.00	$0.00	$0.00
A2026-1	$0.00	$4,250,000.00	$0.00	$4,250,000.00	$4,250,000.00	$4,250,000.00	$0.00	$0.00	$0.00

Total	$0.00	$18,395,833.33	$0.00	$18,395,833.33	$18,395,833.33	$18,395,833.33	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$1,646,875.00	$0.00	$1,646,875.00	$1,646,875.00	$1,646,875.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$1,668,750.00	$0.00	$1,668,750.00	$1,668,750.00	$1,668,750.00	$0.00	$0.00	$0.00

Total	$0.00	$3,315,625.00	$0.00	$3,315,625.00	$3,315,625.00	$3,315,625.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$1,180,156.25	$0.00	$1,180,156.25	$1,180,156.25	$1,180,156.25	$0.00	$0.00	$0.00
C2025-1	$0.00	$1,155,781.25	$0.00	$1,155,781.25	$1,155,781.25	$1,155,781.25	$0.00	$0.00	$0.00

Total	$0.00	$2,335,937.50	$0.00	$2,335,937.50	$2,335,937.50	$2,335,937.50	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$821,406.25	$0.00	$821,406.25	$821,406.25	$821,406.25	$0.00	$0.00	$0.00
D2025-1	$0.00	$782,031.25	$0.00	$782,031.25	$782,031.25	$782,031.25	$0.00	$0.00	$0.00

Total	$0.00	$1,603,437.50	$0.00	$1,603,437.50	$1,603,437.50	$1,603,437.50	$0.00	$0.00	$0.00

Total	$0.00	$25,650,833.33	$0.00	$25,650,833.33	$25,650,833.33	$25,650,833.33	$0.00	$0.00	$0.00

D. Accumulation Reserve Sub-Accounts

Tranche	Beginning balance Accumulation Reserve Sub-Account Balances	Accumulation Reserve Sub-Account Earnings	Targeted deposit	Actual deposit on the Transfer Date	Amount withdrawn to cover PFA Accumulation Earnings Shortfall	Withdrawal of excess amounts	Ending balance Accumulation Reserve Sub-Account Balances
Class A
A2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2024-2	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2026-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E. Principal Funding Sub-Accounts

Tranche	Beginning balance Principal Funding Sub-Account Balances	Previous shortfall of targeted deposit	Targeted deposit	Actual deposit on Transfer Date	Amount withdrawn for distribution to Noteholders	Other Withdrawals	Principal Funding Sub-Account Earnings	Ending balance Principal Funding Sub-Account Balances
Class A
A2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2024-2	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2026-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

F. Class C Reserve Sub-Accounts

Tranche	Beginning balance Class C Reserve Sub-Account Balances	Class C Reserve Issuer Deposit Due to New Tranche Issuance	Class C Reserve Sub-Account Earnings	Targeted deposit	Actual deposit on Transfer Date	Amount withdrawn for application to Class C Notes	Withdrawal of excess amounts	Ending balance Class C Reserve Sub-Account Balances
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

G. Class D Reserve Sub-Accounts

Tranche	Beginning balance Class D Reserve Sub-Account Balances	Class D Reserve Issuer Deposit Due to New Tranche Issuance	Class D Reserve Sub-Account Earnings	Targeted deposit	Actual deposit on Transfer Date	Amount withdrawn for application to Class D Notes	Withdrawal of excess amounts	Ending balance Class D Reserve Sub-Account Balances
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

H. Class A Unused Subordinated Amount; Class A Usage of Class B, Class C, and Class D Subordinated Amounts

Tranche	Class A Required Subordinated Amount of Class B Notes	Class A Required Subordinated Amount of Class C Notes	Class A Required Subordinated Amount of Class D Notes	Class A Unused Subordinated Amount of Class B Notes	Class A Unused Subordinated Amount of Class C Notes	Class A Unused Subordinated Amount of Class D Notes	Class A Cumulative Usage of Class B Subordinated Amount	Class A Cumulative Usage of Class C Subordinated Amount	Class A Cumulative Usage of Class D Subordinated Amount
A2024-1	$156,250,000.00	$101,562,500.00	$54,687,500.00	$156,250,000.00	$101,562,500.00	$54,687,500.00	$0.00	$0.00	$0.00
A2024-2	$125,000,000.00	$81,250,000.00	$43,750,000.00	$125,000,000.00	$81,250,000.00	$43,750,000.00	$0.00	$0.00	$0.00
A2025-1	$187,500,000.00	$121,875,000.00	$65,625,000.00	$187,500,000.00	$121,875,000.00	$65,625,000.00	$0.00	$0.00	$0.00
A2026-1	$156,250,000.00	$101,562,500.00	$54,687,500.00	$156,250,000.00	$101,562,500.00	$54,687,500.00	$0.00	$0.00	$0.00

Total	$625,000,000.00	$406,250,000.00	$218,750,000.00	$625,000,000.00	$406,250,000.00	$218,750,000.00	$0.00	$0.00	$0.00

I. Class B Unused Subordinated Amount; Class B Usage of Class C and Class D Subordinated Amounts

Tranche	Class B Required Subordinated Amount of Class C Notes	Class B Required Subordinated Amount of Class D Notes	Class B Unused Subordinated Amount of Class C Notes	Class B Unused Subordinated Amount of Class D Notes	Class B Cumulative Usage of Class C Required Subordinated Amount	Class B Cumulative Usage of Class D Required Subordinated Amount
B2024-1	$207,638,887.50	$111,805,556.25	$207,638,887.50	$111,805,556.25	$0.00	$0.00
B2025-1	$207,638,887.50	$111,805,556.25	$207,638,887.50	$111,805,556.25	$0.00	$0.00

Total	$415,277,775.00	$223,611,112.50	$415,277,775.00	$223,611,112.50	$0.00	$0.00

J. Class C Unused Subordinated Amount; Class C Usage of Class D Subordinated Amounts

Tranche	Class C Required Subordinated Amount of Class D Notes	Class C Unused Subordinated Amount of Class D Notes	Class C Cumulative Usage of Class D Required Subordinated Amount
C2024-1	$113,115,284.63	$113,115,284.63	$0.00
C2025-1	$113,115,284.63	$113,115,284.63	$0.00
Total	$226,230,569.26	$226,230,569.26	$0.00

IX. Early Redemption Events

Is the amount of Excess Available Funds averaged over the three preceding Monthly Periods less than the Required Excess Available Funds?	No

Has an Early Redemption Event, or an event that with the giving of notice or other action would constitute an Early Redemption Event, occurred?	No

X. Investor Communication Requests

No activity to report

XI. Repurchase Demand Activity (Rule 15Ga-1)

No activity to report

Wells Fargo Bank, National Association filed its most recent Form ABS-15G with respect to WF Card Issuance Trust with the SEC on February 5, 2026. Wells Fargo Bank, National Association’s Central Index Key number is 0000740906.

XII. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the Monthly Period.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of August 12, 2026

Wells Fargo Bank, National Association, as Servicer

By: /s/ W. Bynum Sharpe
Name: W. Bynum Sharpe
Title: Executive Director